UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Burlingame Asset Management, LLC

Address:   One Market Street, Spear Street Tower, Suite 3750
           San Francisco, California 94105


Form 13F File Number: 028-14884


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Blair E. Sanford
Title:  Managing Member
Phone:  (415) 490-2590

Signature,  Place,  and  Date  of  Signing:

/s/ Blair E. Sanford               San Francisco, California          5/31/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      100,417
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CHENIERE ENERGY INC           COM NEW          16411R208    6,097   407,000 SH  PUT  SOLE                  407,000      0    0
DIREXION SHS ETF TR           DLY TECH BULL 3X 25459W102      833    47,100 SH  PUT  SOLE                   47,100      0    0
DURECT CORP                   COM              266605104      645   805,664 SH       SOLE                  805,664      0    0
FERRELLGAS PARTNERS L.P.      UNIT LTD PART    315293100      679    45,000 SH  PUT  SOLE                   45,000      0    0
FIRST CONN BANCORP INC MD     COM              319850103    1,583   120,000 SH       SOLE                  120,000      0    0
FUTUREFUEL CORPORATION        COM              36116M106   10,988 1,000,736 SH       SOLE                1,000,736      0    0
GAP INC DEL                   COM              364760108    3,884   148,600 SH       SOLE                  148,600      0    0
GYRODYNE CO AMER INC          COM              403820103    2,778    27,795 SH       SOLE                   27,795      0    0
HALCON RES CORP               COM NEW          40537Q209      677    72,200 SH  PUT  SOLE                   72,200      0    0
HARVEST NATURAL RESOURCES INC COM              41754V103    1,323   186,900 SH       SOLE                  186,900      0    0
LONE PINE RES INC             COM              54222A106    2,979   458,300 SH       SOLE                  458,300      0    0
NTS INC NEV                   COM              62943B105    4,505 7,921,436 SH       SOLE                7,921,436      0    0
PAIN THERAPEUTICS INC         COM              69562K100   15,495 4,280,268 SH       SOLE                4,280,268      0    0
QIHOO 360 TECHNOLOGY CO LTD   ADS              74734M109    2,186    89,400 SH  PUT  SOLE                   89,400      0    0
RAMBUS INC DEL                NOTE 5.000% 6/1  750917AC0    4,165 4,100,000 PRN      SOLE                4,100,000      0    0
RANGE RES CORP                COM              75281A109    6,395   110,000 SH  PUT  SOLE                  110,000      0    0
RICKS CABARET INTL INC        COM NEW          765641303      640    68,571 SH       SOLE                   68,571      0    0
SPDR INDEX SHS FDS            INTL UTILT ETF   78463X632    3,182   183,679 SH       SOLE                  183,679      0    0
TFS FINL CORP                 COM              87240R107    3,183   335,000 SH       SOLE                  335,000      0    0
UNITEK GLOBAL SVCS INC        COM PAR $.00002  91324T302      308    91,500 SH       SOLE                   91,500      0    0
VIVUS INC                     COM              928551100    7,200   322,000 SH  PUT  SOLE                  322,000      0    0
WAL-MART STORES INC           COM              931142103    4,284    70,000 SH       SOLE                   70,000      0    0
WALTER INVT MGMT CORP         COM              93317W102    3,252   144,200 SH       SOLE                  144,200      0    0
WILSHIRE BANCORP INC          COM              97186T108      827   171,200 SH       SOLE                  171,200      0    0
WPX ENERGY INC                COM              98212B103    5,403   300,000 SH       SOLE                  300,000      0    0
YONGYE INTL INC               COM              98607B106    1,244   400,000 SH  PUT  SOLE                  400,000      0    0
YPF SOCIEDAD ANONIMA          SPON ADR CL D    984245100    5,682   200,000 SH       SOLE                  200,000      0    0


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